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ALEXANDER C. KARAMPATSOS alexander.karampatsos@dechert.com +1 202 261 3402 Direct +1 617 275 8365 Fax

May 3, 2023

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (the “Registrant”)

File Nos. 333-35883 and 811-08361

Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses for the Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs International Equity Insights Fund, Goldman Sachs Government Money Market Fund and Goldman Sachs Small Cap Equity Insights Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on April 28, 2023.

No fees are required in connection with this filing. If you have any questions or comments, please Sincerely,

/s/ Alexander C. Karampatsos
Alexander C. Karampatsos